Accounts Receivables, Net - Summary of Allowances for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary Of Allowance For Doubtful Accounts [Abstract]
Balance at the beginning of the year	$ 195	$ 186	$ 1,110
Charged to expenses	1,867	172	159
Reversal	(245)	(58)
Write-off of accounts receivable	(26)	(103)	(1,063)
Exchange differences	39	(2)	(20)
Balance at the end of the year	$ 1,830	$ 195	$ 186